Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
5. Inventories
Inventories consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Raw materials	$41,920	$30,834
Work-in-process	30,872	25,394
Finished goods	25,095	21,734

Total	$97,887	$77,962

5. Inventories
Inventories consisted of the following (in thousands):

	December 31,
	2023	2022
Raw materials	$30,834	$24,405
Work-in-process	25,394	20,627
Finished goods	21,734	15,969

Total	$77,962	$61,001